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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

 Investment Company Act file number 811-21424
                                    ---------------------------

                         Meeder Premier Portfolios Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    6125 Memorial Drive Dublin, OH              43017
--------------------------------------------------------------------------------
               (Address of principal executive offices)       (Zip code)

                                 Bruce McKibben
                      c/o Meeder Premier Portfolios Trust
                              6125 Memorial Drive
                                Dublin, OH 43017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-664-5345
                                                    ----------------------------

Date of fiscal year end:  June 30, 2004
                          ------------------------------------------------------

Date of reporting period: December 31, 2003
                          ------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

================================================================================

Meeder
     Premier Portfolios

     Semiannual Report

     December 31, 2003

     The Defensive Equity Portfolio

     The Growth Portfolio

     The Aggressive Growth Portfolio

     The Fixed Income Portfolio

                                                  Meeder
                                                      Premier Portfolios

                                                      6125 Memorial Drive
                                                      Dublin, Ohio 43017
                                                      Toll Free 800-664-5345
                                                      Web: www.meederpremier.com

================================================================================

Meeder Premier Portfolios
Semiannual Report
December 31, 2003

Table of Contents

President's Letter to Shareholders............................1

The Defensive Equity Portfolio................................4

The Growth & Aggressive Growth Portfolios.....................5

The Fixed Income Portfolio....................................6

Schedules of Investments & Financial Statements...............7

--------------------------------------------------------------------------------
                 Meeder Premier Portfolios Semiannual Report | December 31, 2003
--------------------------------------------------------------------------------

President's Letter to Shareholders

                                                                January 31, 2004

Dear Shareholder:

On behalf of all the associates within the Meeder Financial organization, we thank you for the trust and confidence you have placed in our investment management services and hope that the coming year exceeds all of your expectations.

When we launched the Meeder Premier Portfolios this past October, our goal was to enhance our ability to provide our investment disciplines to you and to continue to help you achieve your financial goals. We are confident that the Meeder Premier Portfolios will enable us to meet this objective. The disciplines we use to manage your investment in the Portfolios are the same disciplines and strategies we have used to manage client accounts in the AssetMark program since 1996 and from the founding of our firm in 1974.

We summarize below the events that shaped the financial markets in 2003 and offer an outlook for the year to come. Although this is a "semiannual" report, the portfolio commentaries which follow this letter cover the period from the Portfolios' inception date of October 24, 2003 through the end of the year. Because the Portfolios' fiscal year ends on June 30, our semiannual reports relate to the period ending December 31, and our annual reports relate to the period ending June 30.

We are confident that our investment management services will continue to add value to your overall investment plan, and will help keep you on the path to achieving your financial goals.

4th Quarter Investment Overview

The 4th Quarter of 2003 wrapped up a good year for the stock market, with the major equity indices finishing the year in positive territory for the first time in four years. The S&P 500 climbed over 12% in the 4th Quarter, for a total annual return of 28% for 2003. The favorable environment for stocks spread overseas as well, as the MSCI EAFE Index (excluding U.S. stocks) also experienced a double-digit return last year.

Conditions in the bond market throughout 2003 were quite volatile. The rate on the benchmark 10-year Treasury note began the year at 3.83%, fell to a low of 3.13% by June, then began a precipitous rise through the summer months that culminated at 4.61% by September 2nd -- a nearly 50% increase from its low. 10-year rates came down somewhat from their peak in the final months of 2003 but still finished the year at 4.25%, higher than they were on January 1st.. The rise in long-term interest rates took their toll on annual bond returns. For the year, the Lehman Brothers Intermediate-Term U.S. Treasury Index had a total return of just 2%.

The Federal Reserve lowered the Fed funds target rate to 1.0% in June, where it stayed through the remainder of the year. More importantly, the Fed gave indications that it intends to keep short-term rates low for a "considerable period." Due to the continued low short-term interest rate environment, the average money market fund posted a remarkably low 1 2-month yield of just under 0.5% in 2003.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Meeder Premier Portfolios Semiannual Report | December 31, 2003
--------------------------------------------------------------------------------

Positive economic news bolstered investor confidence during the 4th Quarter, as many indicators pointed toward further improvement in the U.S. economy. The economy grew at a pace of 8.2% in the 3rd Quarter, the fastest rate of growth since 1984. The tandem forces of highly stimulative fiscal policies (increased government spending, lower taxes) and monetary policies (continued low interest rates) had a significant impact on this surge in growth.

Consumer attitudes improved as well, as the Conference Board's Consumer Confidence Index reached its highest point of the year this past quarter. Productivity gains also broke a 20-year record, clocking in at a quarterly rate of 8.6% in the 3rd Quarter. The jobless rate fell slightly and the number of new jobs created rose to some extent over the course of the quarter. But improvement in employment remained the one piece that has been missing to complete the economic recovery picture. It is important to note that unemployment is typically a lagging indicator -- companies often wait to add workers until demand for their goods and services is growing. But with significant strides in productivity being made, an upturn in employment may lag improvement in the overall economy more than usual this time.

The decline of the U.S. dollar has also impacted investors, as the greenback has fallen dramatically in value relative to other currencies over the last two years. A falling dollar has both positive and negative consequences for the economy and the investment markets. A weaker dollar would stimulate demand for U.S.-manufactured goods both at home and abroad in the short-term, and go a long way toward correcting the widening U.S. trade deficit in the long run. Both results should aid U.S. companies, the economy, and the financial markets as a whole. However, a falling dollar could also lead to a higher inflationary environment as raw material prices climb higher. Also, foreign investors may shun U.S. financial markets and reduce demand for U.S.-denominated assets such as Treasury securities. Both instances may lead to higher interest rates and a weaker stock market.

Meanwhile, as the dollar has weakened, gold has appreciated in value, breaking through the $400 per ounce barrier for the first time since early 1996. Inflation fears, war anxiety, a reduction in central bank selling, and increased investor demand have all contributed to the rally in precious metals.

Looking Ahead to 2004

As we head into a new year, the outlook for stocks remains positive for the near term. There are many signs that the economic recovery is for real this time: corporate profits in 2003 exceeded $1.0 trillion for the first time ever, and accommodative fiscal and monetary policies are working in concert for the first time since World War II. However, there is the potential that all we have been experiencing for the past 10 months is a cyclical bull market within a secular bear market. The 8.2% growth rate is widely seen as unsustainable and future GDP numbers, though still strong, may come in lower. Strong growth is positive for the economy and the stock market, but could lead to higher inflation and thus higher interest rates down the road. Productivity gains stand to benefit many companies' bottom lines, but the "jobless recovery" they create could crimp consumers' purchasing habits, which represent a crucial two-thirds of U.S. economic activity. A weaker U.S. dollar could help increase overseas demand for U.S.-manufactured products and close the widening U.S. trade deficit, but the declining greenback could scare off the foreign investors who provide a significant source of liquidity to the U.S. financial markets. Moreover, it is uncertain how long this double-barreled approach to economic stimulus will continue to work. The benefits gained from the lowering of tax rates may prove to be only temporary, and a decision by the Federal Reserve to raise rates could all but silence the housing boom.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Meeder Premier Portfolios Semiannual Report | December 31, 2003
--------------------------------------------------------------------------------

Investors are optimistic at the beginning of 2004 for a continuation of the strong returns they have seen in the stock market over the last nine months. One only has to make note of the upbeat mood of many on Wall Street as the Dow Jones Industrial Average crossed the 10,000 mark in December, a feat last accomplished way back when in 2002. In addition, many indices in the mid- and small-cap arena have surpassed their prior peaks of 2002 and are at or near all-time highs. However, after such a sustained uptrend in the stock market - the longest uptrend we have seen in a number of years - it would not be surprising if the stock market pauses in the near future to absorb some of its recent gains.

This optimism may be a sign that investors have once again let their emotions get ahead of prudent and sound decision making. But as the market rallies strongly from periodic lows, investors are well-advised to keep in mind that investor sentiment is often a contrarian indicator: investors tend to feel most bullish at market peaks and most bearish at market lows. We have mentioned many times over the past three years that we believe we may be in the midst of a cyclical bull market within a long-term secular bear market. This current cyclical bull market represents one of those periods where investors can achieve above average returns within the longer-term bear market environment, but a more flexible or tactical investment strategy will be necessary in order to preserve these gains and to achieve investment objectives over the long-term.

We will continue to evaluate the changing conditions in the financial markets and seek to position shareholder assets to garner the best possible return within the investment strategies of the various funds in the Meeder Premier Portfolios.

Sincerely,


/s/ Robert S. Meeder
------------------------
Robert S. Meeder
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Meeder Premier Portfolios Semiannual Report | December 31, 2003
--------------------------------------------------------------------------------

The Defensive Equity Portfolio

--------------------------------------------------------------------------------
Portfolio Commentary
--------------------------------------------------------------------------------

The Defensive Equity Portfolio opened to investors on October 24, 2003. On the launch date, the Portfolio was invested in funds that targeted small-and mid-cap stocks and funds that emphasized growth stocks over value stocks. We also sought to invest in funds that were overweighted in the technology and cyclical sectors. We maintained this target allocation from the launch date of the Portfolio through the end of December.

Mid- and small-cap stocks and stocks in the technology sector had been performing well in the rally that commenced following the March 2003 low, and this trend continued in October and November. Our holdings emphasizing these areas of the market contributed to the Portfolio's performance over this period. Late in December, we identified a potential change in market leadership: from small- and mid-cap stocks to large-cap, and from growth to value. This recent development bears watching, but as of year-end the Defensive Equity Portfolio continued to invest in funds targeting the small- and mid-cap range of the stock market as well as growth.

At the start of 2004, the stock market continues to advance with broad participation, and many stocks are hitting new 52-week highs on strong volume. Markets do not go in the same direction forever. Each day that the market advances without pausing or correcting increases the probability of a larger correction at some point in the future. This probability continues to grow as more internal indicators of the market advance to higher levels.

As we discussed in the President's Letter to Shareholders preceding this commentary, we believe we may be in the midst of a cyclical bull market within a long-term secular bear market.

--------------------------------------------------------------------------------
Performance Update                                       as of December 31, 2003
--------------------------------------------------------------------------------

Since Inception (10/24/03).................................................7.86%

Past performance does not guarantee future results. Performance represents total returns for the period ended December 31,2003, and assumes reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Expenses were waived and/or reimbursed in order to reduce the operating expenses of The Defensive Equity Portfolio during the period shown above.

--------------------------------------------------------------------------------
Portfolio Holdings                                       as of December 31, 2003
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie Chart

                                         % of Total
                                         Net Assets
                                         ----------
1) American Century Vista                    17%
2) Columbia Acorn                            16%
3) Federated Kaufmann Fund                   15%
4) Federated Growth Strategies               13%
5) Fidelity Capital Appreciation             12%
6) PBHG Mid-Cap Value                        11%
7) Heartland Value                           11%
8) Cash Equivalents                           5%

Portfolio holdings subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

This phase of the current market cycle will end at some point, but we do not know when. A number of factors bear watching, including valuations and interest rates. But until breadth and other internal indicators weaken, our Defensive Investing discipline will continue to signal a positive risk/reward relationship in the equity market as compared to the bond market.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Meeder Premier Portfolios Semiannual Report | December 31, 2003
--------------------------------------------------------------------------------

The Growth & Aggressive Growth Portfolios

Portfolio Commentary

When The Growth and Aggressive Growth Portfolios were launched on October 24, 2003, the Portfolios were invested in small- and mid-cap funds and funds closely correlated to the Nasdaq Composite Index. These areas of the market were experiencing strong returns relative to the large-cap S&P 500 Index since the low of March 2003, and continued to exhibit good relative performance in October and November. The Portfolios also held a small allocation to the precious metals sector, with The Aggressive Growth Portfolio holding a greater weighting in this area of the market than the Growth Portfolios

As the year drew to a close, signs of a possible change in market leadership began to emerge: large-cap stocks outperformed their small-cap brethren for the month of December, and value stocks were showing strength relative to growth. Despite these early signs, there was not enough evidence in our discipline to mandate a change in exposure in these portfolios.

At the start of 2004, the Portfolios continue to emphasize small- and mid-cap funds and the Nasdaq Composite Index. There are several areas of the equity market that we are analyzing for inclusion in the Growth & Aggressive Growth Portfolios for emerging relative strength, including international markets, large-cap value, basic materials, and energy.

We will watch for any transition in market leadership that may develop in the new year, and make changes to the Portfolios' holdings as dictated by our investment discipline.

--------------------------------------------------------------------------------
Performance Update                                       as of December 31, 2003
--------------------------------------------------------------------------------

The Growth Portfolio
--------------------------------------------------------------------------------
Since Inception (10/24/03).................................................7.91%

The Aggressive Growth Portfolio
--------------------------------------------------------------------------------
Since Inception (10/24/03).................................................7.16%

Past performance does not guarantee future results. Performance represents total returns for the period ended December 31, 2003, and assumes reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Expenses were waived and/or reimbursed in order to reduce the operating expenses of The Growth Portfolio and The Aggressive Growth Portfolio during the period shown above.

--------------------------------------------------------------------------------
Portfolio Holdings                                       as of December 31, 2003
--------------------------------------------------------------------------------

The Growth Portfolio
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie Chart

                                         % of Total
                                         Net Assets
                                         ----------
1) Federated Kaufmann Fund                   19%
2) Rydex OTC                                 18%
3) AIM Opportunities I                       17%
4) Fidelity Advisor Value Strategies         14%
5) Federated Kaufmann Small-Cap               9%
6) Heartland Value                            8%
7) Scudder Gold & Precious Metals             8%
8) PBHG Emerging Growth                       5%
9) Cash Equivalents                           2%

The Aggressive Growth Portfolio
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie Chart

                                         % of Total
                                         Net Assets
                                         ----------
1) Rydex OTC                                 24%
2) Federated Kaufmann Fund                   14%
3) Scudder Gold & Precious Metals            13%
4) Federated Kaufmann Small-Cap              12%
5) PBHG Tech & Communication                 12%
6) Fidelity Adv. Value Strategies            10%
7) Heartland Value                            8%
8) PBHG Emerging Growth                       5%
9) Cash Equivalents                           2%

Portfolio holdings subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Meeder Premier Portfolios Semiannual Report | December 31, 2003
--------------------------------------------------------------------------------

The Fixed Income Portfolio

--------------------------------------------------------------------------------
Portfolio Commentary
--------------------------------------------------------------------------------

The Fixed Income Portfolio targeted a relatively short maturity upon its launch on October 24, 2003, following a volatile period for bonds over the summer months. In late October, our defensive fixed income discipline indicated improvement in the risk/reward relationship in the bond market. 10-year Treasury yields, which had risen significantly over the summer and turned our defensive fixed income discipline negative, began to fall as the 4th Quarter of 2003 progressed. Accordingly, we extended the Portfolio's maturity to the intermediate-term range as the price trend improved to participate in the market's gains.

Longer-term, we see signs that a bear market for bonds may continue to develop for both technical and fundamental reasons. Certainly, the consensus view among bond investors is not whether the Federal Reserve will raise rates, but when. We happen to share that view for now.

A rise in interest rates would turn our evaluation of the bond market negative and require us to reduce our exposure to longer-term bonds. However, there may be times when a position in long-term bonds is warranted. For example, a decline in the equity market may spark a flight to quality, which would benefit investors in the longer term bond market.

Should those conditions arise, we will initiate the necessary changes to the Portfolio as we continue to seek out the best return opportunities for investors in the bond market.

--------------------------------------------------------------------------------
Performance Update                                       as of December 31, 2003
--------------------------------------------------------------------------------

Since Inception (10/24/03).................................................0.45%

Past performance does not guarantee future results. Performance represents total returns for the period ended December 31, 2003, and assumes reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Expenses were waived and/or reimbursed in order to reduce the operating expenses of The Fixed Income Portfolio during the period shown above.

--------------------------------------------------------------------------------
Portfolio Holdings                                       as of December 31, 2003
--------------------------------------------------------------------------------

                                [CHART]

                               Pie Chart

                                         % of Total
                                         Net Assets
                                         ----------
1) Fidelity Adv. Short Fixed Income          48%
2) U.S. Treasury Bond, 4.25%,  8/15/13       21%
3) U.S. Treasury Bond, 4.25%, 11/15/13       13%
4) U.S. Treasury Bond, 5.38%,  2/15/31       10%
5) U.S. Treasury Bond, 5.25%, 11/15/28        6%
6) Cash Equivalents                           1%

Portfolio holdings subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Meeder Premier Portfolios Semiannual Report | December 31, 2003
--------------------------------------------------------------------------------

     Schedules of Investments
     & Financial Statements
--------------------------------------------------------------------------------

Schedule of Investments
December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

                          Defensive Equity Portfolio

                                                Shares or
                                                Principal
          Security Description                  Amount ($) Value ($)
          --------------------                  ---------- ----------
            Registered Investment Companies -- 95.2%
          American Century Vista Fund #         1,199,323  15,039,509
          Columbia Acorn Fund #                   631,812  14,253,684
          Federated Growth Strategies Fund --
            Class A #                             426,597  11,206,713
          Federated Kaufman Fund -- Class A #   2,750,109  13,640,539
          Fidelity Capital Appreciation Fund      456,817  11,196,576
          Heartland Value Fund #                  190,978   9,766,621
          PBHG Mid-Cap Fund #                     558,216   9,590,151
                                                           ----------
          Total Registered Investment Companies
           (Cost $78,899,661)                              84,693,793
                                                           ----------
            U.S. Government Obligations -- 0.6%
          U.S. Treasury Bills
           1.00%, due 04/15/04*                   500,000     498,690
                                                           ----------
          Total U.S. Government Obligations
           (Cost $498,549)                                    498,690
                                                           ----------

                                                Shares or
                                                Principal
        Security Description                    Amount ($)  Value ($)
        --------------------                    ---------- ------------
          Repurchase Agreements -- 4.3%
        The Huntington National Bank, 0.85%,
         01/02/04, (Collateralized by
         $3,762,718 Freddie Mac, at 3.50%,
         due 02/13/08, value -- $3,855,532)     3,836,000    3,836,000
                                                            ----------
        Total Repurchase Agreements
         (Cost $3,836,000)                                   3,836,000
                                                            ----------
        Total Investments -- 100.1%
         (Cost $83,234,210)                                 89,028,483
                                                            ----------
        Liabilities less Other Assets -- (0.1%)                (59,715)
                                                            ----------
        Total Net Assets -- 100.0%                          88,968,768
                                                            ----------
          Futures Contracts

                                                   Long     Unrealized
                                                Contracts  Appreciation
                                                ---------- ------------
        Standard & Poors 500 expiring
         March 2004, notional value
         $4,164,750                                    15      157,263
                                                            ----------
        Total Futures Contracts                                157,263
                                                            ----------

#  Represents non-income producing securities.
*  Pledged as collateral on Futures Contracts.

See accompanying notes to financial statements.

Schedule of Investments
December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

                               Growth Portfolio

                                                  Shares or
                                                  Principal
        Security Description                      Amount ($) Value ($)
        --------------------                      ---------- ----------
          Registered Investment Companies -- 98.2%
        AIM Opportunities Fund -- Class A #         742,514  10,513,992
        Federated Kaufmann Fund -- Class A #      2,324,336  11,528,709
        Federated Kaufmann Small Cap Fund --
         Class A #                                  321,474   5,725,447
        Fidelity Advisor Value Strategies Fund #    267,510   8,274,085
        Heartland Value Fund #                       96,846   4,952,731
        PBHG Emerging Growth Fund #                 219,429   2,883,293
        Rydex Series OTC Fund #                   1,128,227  11,203,299
        Scudder Gold and Precious Metals
         Fund --  Class A                           218,800   4,572,918
                                                             ----------
        Total Registered Investment Companies
         (Cost $55,819,435)                                  59,654,474
                                                             ----------
          U.S. Government Obligations -- 0.3%
        U.S. Treasury Bill, 1.00%, due 04/22/04 *   100,000      99,718
        U.S. Treasury Bill, 0.99%, due 05/13/04 *   100,000      99,665
                                                             ----------
        Total U.S. Government Obligations
         (Cost $199,328)                                        199,383
                                                             ----------

                                                Shares or
                                                Principal
         Security Description                   Amount ($)  Value ($)
         --------------------                   ---------- ------------
           Repurchase Agreements -- 1.4%
         The Huntington National Bank, 0.85%,
          01/02/04, (Collateralized by $837,686
          Freddie Mac, at 3.50%, due
          02/13/08, value -- $858,349)           854,000       854,000
                                                            ----------
         Total Repurchase Agreements
          (Cost $854,000)                                      854,000
                                                            ----------
         Total Investments -- 99.9%
          (Cost $56,872,763)                                60,707,857
                                                            ----------
         Other Assets less Liabilities -- 0.1%                  51,901
                                                            ----------
         Total Net Assets -- 100.0%                         60,759,758
                                                            ----------
           Futures Contracts

                                                   Long     Unrealized
                                                Contracts  Appreciation
                                                ---------- ------------
         Nasdaq 100 expiring March 2004,
          notional value $882,600                      6        40,817
                                                            ----------
         Total Futures Contracts                                40,817
                                                            ----------

#  Represents non-income producing security.
*  Pledged as collateral on Futures Contracts.

See accompanying notes to financial statements.

Schedule of Investments
December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

                          Aggressive Growth Portfolio

                                                  Shares or
                                                  Principal
         Security Description                     Amount ($) Value ($)
         --------------------                     ---------- ----------
           Registered Investment Companies -- 98.2%
         Federated Kaufmann Fund -- Class A #     1,346,732   6,679,791
         Federated Kaufmann Small Cap Fund --
           Class A #                                326,778   5,819,915
         Fidelity Advisor Value Strategies Fund #   147,616   4,565,758
         Heartland Value Fund #                      70,142   3,587,046
         PBHG Emerging Growth Fund #                169,517   2,227,459
         PBHG Technology & Communications
          Portfolio #                               522,263   5,645,667
         Rydex Series OTC Fund #                  1,146,843  11,388,151
         Scudder Gold and Precious Metals
          Fund -- Class A                           281,720   5,887,936
                                                             ----------
         Total Registered Investment Companies
          (Cost $43,244,245)                                 45,801,723
                                                             ----------
           U.S. Government Obligations -- 0.2%
         U.S. Treasury Bills
           1.00%, due 04/22/04*                     100,000      99,718
                                                             ----------
         Total U.S. Government Obligations (Cost
          $99,692)                                               99,718
                                                             ----------

                                                Shares or
                                                Principal
         Security Description                   Amount ($)  Value ($)
         --------------------                   ---------- ------------
           Repurchase Agreements -- 1.5%
         The Huntington National Bank, 0.85%,
          01/02/04, (Collateralized by $656,220
          Freddie Mac, at 3.50%, due
          02/13/08, value -- $672,407)           669,000       669,000
                                                            ----------
         Total Repurchase Agreements
          (Cost $669,000)                                      669,000
                                                            ----------
         Total Investments -- 99.9%
          (Cost $44,012,938)                                46,570,441
                                                            ----------
         Other Assets less Liabilities -- 0.1%                  54,307
                                                            ----------
         Total Net Assets -- 100.0%                         46,624,748
                                                            ----------
           Futures Contracts

                                                   Long     Unrealized
                                                Contracts  Appreciation
                                                ---------- ------------
         Nasdaq 100 expiring March 2004,
          notional value $588,400                      4        27,211
                                                            ----------
         Total Futures Contracts                                27,211
                                                            ----------

#  Represents non-income producing securities.
*  Pledged as collateral on Futures Contracts.

See accompanying notes to financial statements.

Schedule of Investments
December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

                            Fixed Income Portfolio

                                                  Shares or
                                                  Principal
          Security Description                    Amount ($) Value ($)
          --------------------                    ---------- ---------
            Registered Investment Companies -- 48.5%
          Fidelity Advisor Short Fixed -- Income
           Fund                                     778,550  7,474,082
                                                             ---------
          Total Registered Investment Companies
           (Cost $7,450,699)                                 7,474,082
                                                             ---------
            U.S. Government Obligations -- 50.4%
          U.S. Treasury Bond, 5.25%, due 11/15/28 1,000,000  1,008,438
          U.S. Treasury Bond, 5.38%, due 02/15/31 1,500,000  1,566,328
          U.S. Treasury Note, 4.25%, due 08/15/13 3,200,000  3,205,500
          U.S. Treasury Note, 4.25%, due 11/15/13 2,000,000  1,999,375
                                                             ---------
          Total U.S. Government Obligations
           (Cost $7,786,107)                                 7,779,641
                                                             ---------

                                                Shares or
                                                Principal
          Security Description                  Amount ($) Value ($)
          --------------------                  ---------- ----------
            Repurchase Agreements -- 0.5%
          The Huntington National Bank, 0.85%,
           01/02/04, (Collateralized
           by $83,376 Freddie Mac, at 3.50%,
           due 02/13/08, value -- $85,433)        85,000       85,000
                                                           ----------
          Total Repurchase Agreements
           (Cost $85,000)                                      85,000
                                                           ----------
          Total Investments -- 99.4%
           (Cost $15,321,806)                              15,338,723
                                                           ----------
          Other Assets less Liabilities -- 0.6%                85,572
                                                           ----------
          Total Net Assets -- 100.0%                       15,424,295
                                                           ----------

#  Represents non-income producing security.

See accompanying notes to financial statements.

Statements of Assets & Liabilities
December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

                                                             Defensive               Aggressive     Fixed
                                                              Equity       Growth      Growth       Income
                                                            -----------  ----------- ----------- -----------
Assets
Investments, at value*                                      $85,192,483  $59,853,857 $45,901,441 $15,253,723
Repurchase agreements, at value*                              3,836,000      854,000     669,000      85,000
Cash                                                                204          350         498         939
Receivable for net variation margin on futures contracts         10,875           --          --          --
Receivable for capital stock issued                              13,014      140,463     141,424       3,042
Receivable from investment advisor                               31,815       19,858      18,400      11,101
Interest and dividend receivable                                     91           20          16     112,905
Prepaid expenses/other assets                                    35,164       34,582      22,832       5,568
-------------------------------------------------------------------------------------------------------------
Total Assets                                                 89,119,646   60,903,130  46,753,611  15,472,278
-------------------------------------------------------------------------------------------------------------

Liabilities
Payable for net variation margin on futures contracts                --        2,100       1,400          --
Payable for capital stock redeemed                               18,226       25,785      12,760      13,718
Dividends payable                                                    --       22,755      41,718       3,019
Payable to investment advisor                                    74,010       50,288      38,542      13,189
Accrued distribution plan fees (12b-1)                           41,214       27,759      21,343       7,617
Accrued transfer agent, fund accounting, and administrative
  fees                                                            7,786        6,188       5,366       2,613
Accrued trustee fees                                              2,338        1,569       1,032         960
Other accrued liabilities                                         7,304        6,928       6,702       6,867
-------------------------------------------------------------------------------------------------------------
Total Liabilities                                               150,878      143,372     128,863      47,983
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net Assets                                                  $88,968,768  $60,759,758 $46,624,748 $15,424,295
-------------------------------------------------------------------------------------------------------------

Net Assets
Capital                                                     $82,459,090  $56,612,553 $43,864,554 $15,417,131
Accumulated undistributed (distributions in excess of) net
  investment income                                             (43,745)          --          --          --
Accumulated undistributed net realized gain (loss) from
  investments and futures contracts                             601,887      271,293     175,479      (9,753)
Net unrealized appreciation (depreciation) of investments
  and futures contracts                                       5,951,536    3,875,911   2,584,714      16,917
-------------------------------------------------------------------------------------------------------------
Total Net Assets                                            $88,968,768  $60,759,758 $46,624,748 $15,424,295
-------------------------------------------------------------------------------------------------------------

Capital Stock Outstanding                                     8,262,109    5,659,225   4,384,390   1,541,306
 (indefinite number of shares authorized, $0.10 par value)
Net Asset Value, Offering and Redemption Price Per Share    $     10.77  $     10.74 $     10.63 $     10.01
-------------------------------------------------------------------------------------------------------------
* Investments, at cost                                      $83,234,210  $56,872,763 $44,012,938 $15,321,806
-------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Operations
For the Period Ended December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

                                                                     Defensive              Aggressive   Fixed
                                                                      Equity      Growth      Growth     Income
                                                                    ----------  ----------  ----------  --------
Investment Income
Interest                                                            $    8,816  $    1,722  $    1,275  $ 53,153
Dividends                                                               71,097     369,431     435,344    25,832
-----------------------------------------------------------------------------------------------------------------
Total Investment Income                                                 79,913     371,153     436,619    78,985
-----------------------------------------------------------------------------------------------------------------

Fund Expenses
Investment advisor                                                     164,857     111,038      85,371    30,468
Fund accounting                                                          8,625       7,689       7,175     3,989
Administrative                                                           8,243       5,552       4,269     1,523
Transfer agent                                                             473         473         473       473
Trustee                                                                  2,420       1,626       1,078       983
Distribution plan (12b-1)                                               41,214      27,759      21,343     7,617
Registration and filing                                                  3,875       3,875       3,875     3,875
Audit                                                                    2,080       2,080       2,080     2,080
Printing                                                                 1,463         953         715       272
Custody                                                                  1,134       1,191       1,021       624
Legal                                                                      945         945         945       945
Insurance                                                                  561         561         561       561
Postage                                                                     17          17          17        17
Other                                                                      970         653         440       408
-----------------------------------------------------------------------------------------------------------------
Total Expenses Before Reductions                                       236,877     164,412     129,363    53,835
-----------------------------------------------------------------------------------------------------------------

Expenses reimbursed by investment advisor                              (76,786)    (45,917)    (42,247)  (25,776)
Expenses paid indirectly                                               (36,433)    (35,211)    (23,094)   (5,206)
-----------------------------------------------------------------------------------------------------------------
Net Expenses                                                           123,658      83,284      64,022    22,853
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                           (43,745)    287,869     372,597    56,132
-----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from futures contracts                     226,507     (14,025)    (16,535)       --
Net realized gains (losses) from investments                           505,282     285,618     192,214    (9,753)
Net change in unrealized appreciation (depreciation) of investments
  and futures contracts                                              5,951,536   3,875,911   2,584,714    16,917
-----------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) from Investments             6,683,325   4,147,504   2,760,393     7,164
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Net Change in Net Assets Resulting from Operations                  $6,639,580  $4,435,373  $3,132,990  $ 63,296
-----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Period Ended December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

                                                              Defensive                 Aggressive     Fixed
                                                               Equity        Growth       Growth       Income
                                                             -----------  -----------  -----------  -----------
Operations
Net investment income (loss)                                 $   (43,745) $   287,869  $   372,597  $    56,132
Net realized gain (loss) from investments and futures
  contracts                                                      731,789      271,593      175,679       (9,753)
Net change in unrealized appreciation (depreciation) of
  investments and futures contracts                            5,951,536    3,875,911    2,584,714       16,917
----------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations             6,639,580    4,435,373    3,132,990       63,296
----------------------------------------------------------------------------------------------------------------

Distributions to Shareholders
From net investment income                                            --     (287,869)    (372,597)     (56,132)
From net realized gain from investments and futures
  contracts                                                     (129,902)        (300)        (200)          --
----------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from distributions           (129,902)    (288,169)    (372,797)     (56,132)
----------------------------------------------------------------------------------------------------------------
Capital Transactions
Issued                                                        90,275,661   59,254,681   45,688,085   17,751,559
Reinvested                                                       119,588      265,390      331,057       53,114
Redeemed                                                      (7,936,159)  (2,907,517)  (2,154,587)  (2,387,542)
----------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from capital transactions  82,459,090   56,612,554   43,864,555   15,417,131
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Change in Net Assets                                    88,968,768   60,759,758   46,624,748   15,424,295
----------------------------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                                     --           --           --           --
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Net Assets -- End of Period                                  $88,968,768  $60,759,758  $46,624,748  $15,424,295
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net
  investment income                                          $   (43,745) $        --  $        --  $        --
----------------------------------------------------------------------------------------------------------------

Share Transactions
Issued                                                         9,014,393    5,910,829    4,558,827    1,775,188
Reinvested                                                        11,510       24,712       31,144        5,317
Redeemed                                                        (763,794)    (276,316)    (205,581)    (239,199)
----------------------------------------------------------------------------------------------------------------
Net change in shares                                           8,262,109    5,659,225    4,384,390    1,541,306
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding Through the Period Ended December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

Defensive Equity*

Net Asset Value, Beginning of Period                                        $ 10.00
------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income (loss)                                                  (0.01)
Net gains (losses) on securities and futures (both realized and unrealized)    0.80
------------------------------------------------------------------------------------
Total from Investment Operations                                               0.79
------------------------------------------------------------------------------------

Less Distributions
From net capital gains                                                        (0.02)
------------------------------------------------------------------------------------
Total Distributions                                                           (0.02)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Net Asset Value, End of Period                                              $ 10.77
------------------------------------------------------------------------------------

Total Return (assumes reinvestment of distributions)(1)                       7.86%

Ratios/Supplemental Data
Net assets, end of period ($000)                                            $88,969
Ratio of net expenses to average net assets(2)(3)                             0.75%
Ratio of net investment income (loss) to average net assets(2)(3)            (0.27%)
Ratio of expenses to average net assets before reductions(2)(3)               1.44%
Portfolio turnover rate(1)                                                    0.00%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
(3) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments in securities.
*  Commenced operations on October 24, 2003.

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding Through the Period Ended December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

Growth*

Net Asset Value, Beginning of Period                                        $ 10.00
------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income (loss)                                                   0.05
Net gains (losses) on securities and futures (both realized and unrealized)    0.74
------------------------------------------------------------------------------------
Total from Investment Operations                                               0.79
------------------------------------------------------------------------------------

Less Distributions
From net investment income                                                    (0.05)
------------------------------------------------------------------------------------
Total Distributions                                                           (0.05)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Net Asset Value, End of Period                                              $ 10.74
------------------------------------------------------------------------------------

Total Return (assumes reinvestment of distributions)(1)                       7.91%

Ratios/Supplemental Data
Net assets, end of period ($000)                                            $60,760
Ratio of net expenses to average net assets(2)(3)                             0.75%
Ratio of net investment income (loss) to average net assets(2)(3)             2.59%
Ratio of expenses to average net assets before reductions(2)(3)               1.48%
Portfolio turnover rate(1)                                                    0.00%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
(3) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments in securities.
*  Commenced operations on October 24, 2003.

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding Through the Period Ended December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

Aggressive Growth*

Net Asset Value, Beginning of Period                                        $ 10.00
------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income (loss)                                                   0.09
Net gains (losses) on securities and futures (both realized and unrealized)    0.63
------------------------------------------------------------------------------------
Total from Investment Operations                                               0.72
------------------------------------------------------------------------------------

Less Distributions
From net investment income                                                    (0.09)
------------------------------------------------------------------------------------
Total Distributions                                                           (0.09)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Net Asset Value, End of Period                                              $ 10.63
------------------------------------------------------------------------------------

Total Return (assumes reinvestment of distributions)(1)                       7.16%

Ratios/Supplemental Data
Net assets, end of period ($000)                                            $46,625
Ratio of net expenses to average net assets(2)(3)                             0.75%
Ratio of net investment income (loss) to average net assets(2)(3)             4.36%
Ratio of expenses to average net assets before reductions(2)(3)               1.51%
Portfolio turnover rate(1)                                                    0.00%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
(3) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments in securities.
*  Commenced operations on October 24, 2003.

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding Through the Period Ended December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

Fixed Income*

   Net Asset Value, Beginning of Period                              $ 10.00
   --------------------------------------------------------------------------

   Income from Investment Operations
   Net investment income (loss)                                         0.04
   Net gains (losses) on securities (both realized and unrealized)      0.01
   --------------------------------------------------------------------------
   Total from Investment Operations                                     0.05
   --------------------------------------------------------------------------

   Less Distributions
   From net investment income                                          (0.04)
   --------------------------------------------------------------------------
   Total Distributions                                                 (0.04)
   --------------------------------------------------------------------------
   --------------------------------------------------------------------------
   Net Asset Value, End of Period                                    $ 10.01
   --------------------------------------------------------------------------

   Total Return (assumes reinvestment of distributions)(1)             0.45%

   Ratios/Supplemental Data
   Net assets, end of period ($000)                                  $15,424
   Ratio of net expenses to average net assets(2)(3)                   0.75%
   Ratio of net investment income (loss) to average net assets(2)(3)   1.84%
   Ratio of expenses to average net assets before reductions(2)(3)     1.77%
   Portfolio turnover rate(1)                                         61.90%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
(3) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments in securities.
*  Commenced operations on October 24, 2003.

See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

The Meeder Premier Portfolios Trust (the "Trust") was organized in 2003 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust offers four separate series and is presently comprised of four separate portfolios as follows: Defensive Equity Portfolio ("Defensive Equity"), Growth Portfolio ("Growth"), Aggressive Growth Portfolio ("Aggressive Growth"), and Fixed Income Portfolio ("Fixed Income") (each a "Portfolio" and collectively the "Portfolios").

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. Securities that are traded on stock exchanges are valued at the last sales price as of the close of business of the New York Stock Exchange on the day of valuation or, lacking any sales, at the closing bid prices. Securities traded over-the-counter are valued at the most recent bid price or yield equivalent as obtained from one or more dealers that make markets in such securities. Mutual funds are valued at the daily redemption value as reported by the underlying fund. The Portfolios obtain prices from independent pricing services, which use valuation techniques approved by the Board of Trustees ("Trustees").

Money market securities held in the Portfolios maturing more than sixty days after the valuation date are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing within sixty days from their date of acquisition are valued at amortized cost.

Repurchase agreements. Each Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Futures & options. Each Portfolio may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the portfolio, or which it intends to purchase. Such transactions may be considered trading activity under GAAP. The expectation is that any gain or loss on such transactions will be substantially offset by any gain or loss on the securities in the underlying fund or on those that are being considered for purchase.

To the extent that the Portfolio enters into futures contracts on an index or group of securities, the Portfolio exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the value of the index. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin, which is either cash or securities in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where they trade, is received or paid and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Portfolio to the loss of the premium paid if the Portfolio does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in value are recorded as unrealized appreciation or depreciation until closed, exercised or expired.

The Portfolios may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Portfolio records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Portfolio records realized gains for the entire amount of premiums received. The Portfolios did not engage in any options transactions during 2003.

Federal income taxes. It is each Portfolio's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Defensive Equity, Growth, and Aggressive Growth declare and pay dividends from net investment income, if any, on a quarterly basis. Fixed Income declares dividends from net investment income on a daily basis and pay such dividends on a monthly basis. Each Portfolio distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatments of unrealized gains and losses of futures contracts held by each Portfolio. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets.

Expenses. Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on each Portfolio's relative net assets or other appropriate basis.

Other. The Portfolios record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned.

2.  Investment Transactions

For the period ended December 31, 2003, the cost of purchases and proceeds from sales or maturities of long-term investments for the Portfolios were as follows:

                                       Purchases    Sales
                    -                 ----------- ----------
                    Defensive Equity  $78,899,661 $       --
                    Growth             55,819,435         --
                    Aggressive Growth  43,244,245         --
                    Fixed Income       24,572,887  9,325,172

As of December 31, 2003, the aggregate cost basis of investments and unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                   Net
                                                                unrealized
                      Cost basis of  Unrealized   Unrealized   appreciation
                       investments  appreciation depreciation (depreciation)
                      ------------- ------------ ------------ --------------
    Defensive Equity   $83,234,210   $5,951,536    $     --     $5,951,536
    Growth              56,872,763    3,875,911          --      3,875,911
    Aggressive Growth   44,012,938    2,584,714          --      2,584,714
    Fixed Income        15,321,806       37,383     (20,466)        16,917

3.  Investment Advisory Fees and Other Transactions with Affiliates

Meeder Asset Management, Inc. ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. ("Meeder"), provides each Portfolio with investment management, research, statistical and advisory services. For such services the Portfolios pay a fee of 1.00% of average daily net assets.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Portfolio. In compensation for such services, each Portfolio pays MFSCo an annual fee of $2,500.

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Portfolio pays MFSCo an annual fee equal to 0.05% of each Portfolio's average daily net assets.

MFSCo serves as accounting services agent for each Portfolio. In compensation for such services, each Portfolio pays MFSCo an annual fee equal to the greater of:

    a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or

    b. $7,500.

MAM has voluntarily agreed to reduce its fees and/or reimburse expenses (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses), to limit each Portfolio's total annual operating expenses to 0.75% of average daily net assets. Such reduction and/or reimbursement is limited to the total of fees charged to each Portfolio by MAM and MFSCo. For the period ended December 31, 2003, MAM reimbursed $76,786, $45,917, $42,247, and $25,776 to Defensive Equity, Growth, Aggressive Growth, and Fixed Income, respectively.

The Trust has entered into an agreement with its custodian, The Huntington National Bank ("HNB"), acting as a broker-dealer. HNB receives distribution, service, and administration fees (collectively the "fees") from the underlying security holdings of the Portfolios. HNB retains 0.03% of the fees collected and forwards the remainder to the appropriate Portfolio. The Portfolios use their portion of the fees received to reduce the gross expenses of each Portfolio, which aides MAM in that the reimbursement necessary to maintain the voluntary 0.75% of net operating expenses is reduced directly. For the period ended December 31, 2003, $36,433, $35,211, $23,094, and $5,206 of fees received were used by Defensive Equity, Growth, Aggressive Growth, and Fixed Income, respectively, to reduce the gross expenses of each Portfolio. It is possible that the Portfolios may invest in security holdings in which fees are not paid. As such, the gross expenses of a Portfolio would not be decreased and MAM would be responsible for the additional reimbursement to maintain the voluntary 0.75% of net operating expenses. Also, without this agreement it is likely that the Portfolios would not collect any fees from underlying security holdings.

Shareholders of the Portfolios may buy or sell shares of the Portfolios through a processing organization (broker-dealer, bank, or other financial institution). The Portfolios may pay up to 0.25% of their average daily net assets to such intermediaries who, under a "platform" arrangement, take responsibility for providing recordkeeping, subaccounting, redemption and/or other transfer related services, and other administrative services and functions to their account holders.

Trustees and Officers (unaudited)
--------------------------------------------------------------------------------

Certain trustees and officers of the Portfolios are also officers or directors of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust and elect their officers. The officers are responsible for the Portfolios' day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with the Trust, and length of service as a Meeder Premier Portfolios' Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Portfolios are indicated by an asterisk (*).

Name, Address(1), and                                             Principal Occupation During
Year of Birth              Position and Length of Service(2)            Past Five Years
-------------              --------------------------------- -------------------------------------
Robert S. Meeder,                Trustee and President       President of Meeder Asset
Jr.* Year of Birth: 1961                                     Management, Inc.; President of
                                                             Mutual Funds Service Co., the Trust's
                                                             transfer agent.

Robert S. Meeder,                Trustee                     Chairman of Meeder Asset
Sr.* Year of Birth: 1929                                     Management, Inc., the Trust's
                                                             investment advisor; Chairman and
                                                             Director of Mutual Funds Service Co.,
                                                             the Trust's transfer agent.

Charles A.                       Trustee                     President, Winston Financial, Inc.,
Donabedian Year of Birth:                                    which provides a variety of marketing
1943                                                         consulting services to investment
                                                             management companies; CEO,
                                                             Winston Advisors, Inc., an investment
                                                             advisor; member of the Trust's Audit
                                                             Committee.

Stuart Allen Year of             Trustee                     President of Gardiner Allen Insurance
Birth: 1961                                                  Agency, Inc., an insurance agency.

Anthony D'Angelo                 Trustee                     General Sales Manager, WTTE Fox
Year of Birth: 1959                                          28, a television station owned and
                                                             operated by Sinclair Broadcast Group.

(1) The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.
(2) Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.
* Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Trust. Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Trust.

Manager and Investment Advisor

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees

Stuart M. Allen
Anthony D'Angelo
Charles A. Donabedian
Robert S. Meeder, Jr.
Robert S. Meeder, Sr.

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Auditors

McCurdy & Associates CPA's, Inc.
27955 Clemens Road
Westlake, Ohio 44145

================================================================================

Meeder
     Premier Portfolios

     6125 Memorial Drive
     Dublin, Ohio 43017
     Toll Free 800-664-5345
     Web: www.meederpremier.com

================================================================================

Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report of this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The information required by this Item is only required in an annual report of this Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

The information required by this Item is only required in an annual report of this Form N-CSR.

Items 5.  Audit Committee of Listed Registrants.

The information required by this Item is only required in an annual report of this Form N-CSR.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a)(1) The information required by this Item is only required in an annual report of this Form N-CSR.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Premier Portfolios


By:      /s/ Bruce E. McKibben
         Bruce E. McKibben, Treasurer

Date:    March 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Bruce E. McKibben
         Bruce E. McKibben, Treasurer

Date:    March 10, 2004

By:      /s/ Robert S. Meeder, Jr.
         Robert S. Meeder, Jr., President



Date:    March 10, 2004